Schedule of Investments (unaudited)
January 31, 2022
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
MTU Aero Engines AG	250	$ 53,197
Auto Components — 0.7%
Lear Corp.	207	34,635
Automobiles — 2.1%
General Motors Co.(a)	2,012	106,093
Banks — 11.2%
Bank of America Corp.	2,059	95,002
Citigroup, Inc.	2,083	135,645
Comerica, Inc.	1,664	154,386
JPMorgan Chase & Co.	170	25,262
Wells Fargo & Co.	3,009	161,884
		572,179
Beverages — 2.2%
PepsiCo, Inc.	652	113,135
Capital Markets — 5.2%
Charles Schwab Corp.	975	85,507
Invesco Ltd.	3,494	79,174
Morgan Stanley	1,009	103,463
		268,144
Chemicals — 1.3%
PPG Industries, Inc.	430	67,166
Communications Equipment — 3.5%
Cisco Systems, Inc.	3,213	178,868
Consumer Finance — 0.8%
American Express Co.	217	39,021
Containers & Packaging — 1.3%
Sealed Air Corp.	1,002	68,056
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	2,229	118,650
Electric Utilities — 1.3%
Exelon Corp.	1,190	68,961
Equity Real Estate Investment Trusts (REITs) — 0.9%
SL Green Realty Corp.	664	48,175
Food Products — 0.7%
Lamb Weston Holdings, Inc.	602	38,654
Health Care Equipment & Supplies — 4.1%
Alcon, Inc.	920	70,940
DENTSPLY SIRONA, Inc.	2,565	137,022
		207,962
Health Care Providers & Services — 7.0%
Anthem, Inc.	293	129,210
Cigna Corp.	523	120,530
Laboratory Corp. of America Holdings(a)	399	108,273
		358,013
Household Durables — 3.0%
Newell Brands, Inc.	2,200	51,062
Panasonic Corp.	9,200	101,287
		152,349
Household Products — 1.0%
Reckitt Benckiser Group PLC	613	49,667
Insurance — 7.8%
American International Group, Inc.	2,373	137,041
Arthur J Gallagher & Co.	431	68,072
Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc.	920	$ 46,322
First American Financial Corp.	769	57,298
Willis Towers Watson PLC	381	89,139
		397,872
IT Services — 5.3%
Cognizant Technology Solutions Corp., Class A	1,751	149,571
Fidelity National Information Services, Inc.	1,023	122,678
		272,249
Machinery — 2.8%
Komatsu Ltd.	5,800	145,748
Media — 1.1%
Discovery, Inc., Class A(a)	1,951	54,452
Metals & Mining — 2.7%
Newmont Corp.	1,146	70,101
Steel Dynamics, Inc.	1,216	67,512
		137,613
Multiline Retail — 1.2%
Dollar General Corp.	292	60,876
Multi-Utilities — 3.9%
Public Service Enterprise Group, Inc.	1,458	97,001
Sempra Energy	731	100,995
		197,996
Oil, Gas & Consumable Fuels — 6.0%
ConocoPhillips	861	76,302
EQT Corp.(a)	2,314	49,173
Hess Corp.	1,211	111,763
Woodside Petroleum Ltd.	3,977	71,065
		308,303
Pharmaceuticals — 6.0%
AstraZeneca PLC	1,396	162,394
Novo Nordisk A/S, ADR	260	25,966
Sanofi	1,124	117,528
		305,888
Road & Rail — 1.6%
Norfolk Southern Corp.	302	82,141
Software — 5.2%
CDK Global, Inc.	1,691	72,662
Microsoft Corp.	225	69,971
SS&C Technologies Holdings, Inc.	1,520	121,402
		264,035
Specialty Retail — 1.6%
Lowe’s Cos., Inc.	336	79,750
Textiles, Apparel & Luxury Goods — 2.2%
Ralph Lauren Corp.	1,010	111,948
Wireless Telecommunication Services — 1.9%
Rogers Communications, Inc., Class B	1,902	96,465
Total Long-Term Investments — 98.9% (Cost: $4,949,128)		5,058,261

Schedule of Investments (unaudited)  (continued)
January 31, 2022
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(b)(c)
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	44,522	$ 44,522
Total Short-Term Securities — 0.8% (Cost: $44,522)		44,522
Total Investments — 99.7% (Cost: $4,993,650)		5,102,783
Other Assets Less Liabilities — 0.3%		13,052
Net Assets — 100.0%		$ 5,115,835
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/18/21(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 44,522(b)	$ —	$ —	$ —	$ 44,522	44,522	$ 1	$ —
(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
January 31, 2022
BlackRock Sustainable U.S. Value Equity Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ —	$ 53,197	$ —	$ 53,197
Auto Components	34,635	—	—	34,635
Automobiles	106,093	—	—	106,093
Banks	572,179	—	—	572,179
Beverages	113,135	—	—	113,135
Capital Markets	268,144	—	—	268,144
Chemicals	67,166	—	—	67,166
Communications Equipment	178,868	—	—	178,868
Consumer Finance	39,021	—	—	39,021
Containers & Packaging	68,056	—	—	68,056
Diversified Telecommunication Services	118,650	—	—	118,650
Electric Utilities	68,961	—	—	68,961
Equity Real Estate Investment Trusts (REITs)	48,175	—	—	48,175
Food Products	38,654	—	—	38,654
Health Care Equipment & Supplies	137,022	70,940	—	207,962
Health Care Providers & Services	358,013	—	—	358,013
Household Durables	51,062	101,287	—	152,349
Household Products	—	49,667	—	49,667
Insurance	397,872	—	—	397,872
IT Services	272,249	—	—	272,249
Machinery	—	145,748	—	145,748
Media	54,452	—	—	54,452
Metals & Mining	137,613	—	—	137,613
Multiline Retail	60,876	—	—	60,876
Multi-Utilities	197,996	—	—	197,996
Oil, Gas & Consumable Fuels	237,238	71,065	—	308,303
Pharmaceuticals	25,966	279,922	—	305,888
Road & Rail	82,141	—	—	82,141
Software	264,035	—	—	264,035
Specialty Retail	79,750	—	—	79,750
Textiles, Apparel & Luxury Goods	111,948	—	—	111,948
Wireless Telecommunication Services	96,465	—	—	96,465
Short-Term Securities
Money Market Funds	44,522	—	—	44,522
	$ 4,330,957	$ 771,826	$ —	$ 5,102,783
Portfolio Abbreviation
ADR	American Depositary Receipt
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